Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary of earnings per share

	Three Months Ended September 30,
	2013			2012
	Net Loss	Shares	EPS	Net Loss	Shares	EPS

Basic & Diluted EPS	$(6,559,856)	19,040,339	$(0.34)	$(758,966)	11,138,373	$(0.07)

	Nine Months Ended September 30,
	2013			2012
	Net Loss	Shares	EPS	Net Loss	Shares	EPS

Basic & Diluted EPS	$(11,052,427)	14,160,157	$(0.78)	$(3,177,599)	11,127,374	$(0.29)

	For the Year Ended			For the Year Ended
	December 31, 2012			December 31, 2011
	Net Loss	Shares	EPS	Net Loss	Shares	EPS
Basic & Diluted EPS	$(4,163,008)	11,136,484	$(0.37)	$(2,378,594)	10,957,676	$(0.22)